[FUND NAME] [DATE ], 2025 Project Picture [Project Name], [Project City, State]

Long History and Track Record Overview Active Impact Investing Investment Strategy ▪ $7.2 billion investment grade fixed - income portfolio ▪ Internally managed, open - end institutional mutual fund registered under Investment Company Act of 1940 ▪ Socially responsible investment vehicle ▪ 369 institutional investors, primarily pension funds including Taft - Hartley and public plans ▪ Directly sourcing increases relative value and provides additional benefits ▪ 100 percent union labor requirement for all directly - sourced construction related investments ▪ Proven track record creating family - supporting union jobs, affordable housing and economic impacts that benefit local communities ▪ Opened doors in 1984 (successor to the Mortgage Investment Trust, created by the AFL - CIO Executive Council in 1965) ▪ Leadership team with average 30 years experience, 21 years at HIT ▪ Record of consistent and competitive returns ▪ 25 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 17 years on a net basis ▪ Focus on high credit quality multifamily mortgage securities ▪ Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index ▪ Higher income with superior credit quality and similar interest rate risk ▪ Provides diversification versus other core strategies and liquidity HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2025 was 5 . 38% , 0 . 52% , - 0 . 59% , and 1 . 27% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that u 74 ts in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2025 , unless otherwise denoted . Features of the HIT 1

HIT’s Long History o f Impact Investing, 1984 - present *Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of March 31 , 202 5 . Projects 6 18 Cities represented across 3 1 states and DC 2 12 Housing units, with 67% affordable housing 1 30,433 Invested or allocated $1 1.1 B in total development cost $2 2 . 6 B in total economic impacts $4 9 . 6 B Hours of on - site union construction work created 2 10 . 4 M 2

Nationwide Major Markets Twin Cities New York City Chicago Boston Bay Area (1984 - 2025) 618 332 84 79^ 68 43 21 # of Projects $11.1B $6.8B $1.6B $2.1B $1.2B $845.6M $467.8M HIT Investment ° $22.6B $15.0B $2.5B $5.3B $2.9B $2.3B $872.0M Total Development Cost 210.4M 115.9M 22.3M 26.2M 25.0M 17.5M 10.0M Union Construction Hours 240,565 135,088 28,164 29,358 28,672 21,393 11,106 Total Jobs Created 130,433 (67%) 86,461 (76%) 11,876 (53%) 45,348 (91%) 14,896 (68%) 4, 965 (90%) 3,378 (32%) Housing Units (% affordable) $49.6B $28.0B $5.7B $6.5B $5.7B $4.8B $2.4B Total Economic Impact HIT’s Investment in Major Markets* ^ Includes purchase of securities for the preservation of affordable housing ° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in N YC , $5M in Twin Cities, $270M nationwide *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of March 31, 2025. Economic impact data is in 2024 dollars and all other figures are nomi nal . 3

HIT’s Investors, as of March 31, 2025 $2,503 35% $991 14% $1,606 22% $1,658 23% $424 6% $ in Millions. Plan types include pension , health & welfare, annuity, among others. Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . Data current as of March 31 , 2025 . [Project Name] [Project City, State] Project Picture 4 Industrial/ Other Building Trades - Local Building Trades - National Public Service

• Generate competitive risk - adjusted total returns versus its benchmark – primary objective • Create work for union members in the construction trades and related industries • Support housing construction including affordable and workforce Objectives • Construct and manage a portfolio with: • superior credit quality • higher yield • similar interest rate risk relative to its benchmark Strategy • Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) • multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk • Offer diversification to investors and liquidity Core Competency HIT Objectives and Strategy 5 [Project Name] [Project City, State] Project Picture

64.9% 10.1% 14.4% 8.3% 2.4% Sector Allocation** Short Term Treasury SF MBS 38.8% 51.5% 3.8% 2.4% 3.5% Credit Quality* Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) Construction - Related MF Investments Permanent MF MBS ** Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. Includes 10.5% in floating rate investments. HIT Portfolio Statistics, as of March 31, 2025 6 97% AA or Better 75% Multifamily * Based on total investments and including unfunded commitments.

Bloomberg Agg^ HIT Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.96 5.84 Effective Duration 76.8% 96.5% AA or Better 0.26 0.22 Convexity 23.2% 3.5% A & Below/Not Rated Aa2 Aa1 Quality Rating Similar Prepayment Risk Higher Yield 75% 76% Prepayment Protection 3.81% 4.07% Current Yield 25% 24% No Prepayment Protection 4.62% 4.98% Yield to Worst 0.39% 0.71% Option Adjusted Spread Relative Value – Fundamentals vs. Benchmark As of March 31, 2025 7 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited

Multifamily Focus: Govt/Agency Credit With Attractive Spreads • Government - guaranteed, multifamily construction - related loan spreads provide attractive risk - adjusted returns relative to other investment grade sectors. GNMA construction loans offer one of the widest yield spreads to Treasuries among high credit quality fixed income asset classes • Prepayment protection through yield maintenance/penalty points • Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation Investment Comparison As of March 31, 2025 Source: HIT and Securities Dealers OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 0 4.21 0.38 7.92 10 Year UST 122 5.46 0.43 8.18 GNMA Construction/Permanent 86 5.04 0.35 7.43 GNMA Permanent 61 5.22 0.03 6.83 Structured GNPL (GNR 2025 - 019 AC) 54 4.71 0.34 7.28 FNMA Multifamily 10/9.5 DUS 61 5.55 - 0.69 3.60 UMBS 5.50% 30yr MBS 51 5.47 - 0.63 3.25 GNMA 5.50% 30yr MBS 0.0 1.0 2.0 3.0 4.0 5.0 6.0 0 20 40 60 80 100 120 140 160 180 200 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 Mar-25 Spreads to 10 - Year Treasury in Basis Points GNMA Permanent GNMA Construction/ Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis) Percent Historical Multifamily Spreads March 2022 - March 2025 8

-125 -105 -85 -65 -45 -25 -5 15 35 55 75 Mar-10 Mar-11 Mar-12 Mar-13 Mar-14 Mar-15 Mar-16 Mar-17 Mar-18 Mar-19 Mar-20 Mar-21 Mar-22 Mar-23 Mar-24 Mar-25 Basis Points Difference in Ginnie Mae CLC and Corporate Spreads to Treasuries Ginnie Mae CLC Spread – Corporate Spread Corporates represent the corporate component of the Bloomberg Aggregate. Rolling monthly data. Source: HIT and Securities Dealers 15Y Average 35bps Corporate Spreads Historically Tight To Multifamily 9 Spread differential 35bps wide to 15 - year average BBB corporate bond spreads are tight to Ginnie Mae guaranteed construction loans Corporate Spreads by Rating BBB A AA AAA GNMA CLC As of March 31, 2025 117 81 56 44 125 Spread vs. Treasuries (bp)

HIT Performance Relative to Benchmark 5.71% 0.85% - 0.27% 1.63% 5.38% 0.52% - 0.59% 1.27% 4.88% 0.52% - 0.40% 1.46% -4.0% -2.0% 0.0% 2.0% 4.0% 6.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ 10 Total Returns vs. Benchmark As of March 31, 2025 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2025 was 5 . 38% , 0 . 52% , - 0 . 59% , and 1 . 27% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited

* See slide 7 for more detail on current portfolio yield performance . ** Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of March 31 , 2025 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2025 5 . 38% , 0 . 52% , - 0 . 59% , and 1 . 27% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Higher yield - Portfolio yield of 5.00% remains attractive * - Yield advantage of 36 bps relative to the Bloomberg Aggregate^ - Multifamily spreads remain attractive compared to corporate bond spreads, which are currently sitting near all - time tight levels Superior credit quality vs. the Bloomberg Aggregate - 96.5% AA or better, including government/agency insured, relative to the benchmark’s 76.8% - Portfolio rating of Aa1 relative to the benchmark’s Aa2 - Provides diversification from corporate credit within fixed income Generating union jobs, creating or preserving housing – primarily affordable, and promoting economic impacts** - 39 projects under construction at quarter - end: - Generating an estimated 24.2 million hours of union construction work - Creating or preserving 5,636 units of housing (84% of housing projects have affordable units) Why HIT Now? Relative Value and Impact Investing 11

Costs of Investing in the HIT • As an internally managed mutual fund, the HIT does not charge a fixed fee; t he HIT passes along only its costs of operations • All returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held • Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year • For the year ended December 31, 2024, the expense ratio was 32 bps Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Shareholder Reports, which may be found at www . aflcio - hit . com/shareholder - reports/ and at www . sec . gov . 12 [Project Name] [Project City, State]

SUPPLEMENTAL MATERIALS [Project Name] [Project City, State] 13

Leadership Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 30+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Erica Khatchadourian Chief Operating Officer 35+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 32 years at the HIT Ted Chandler Senior Managing Director - Strategic Initiatives 35+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 16 years at the HIT Lesyllee White Chief Marketing Officer 30+ years of business development experience in the financial services industry, with 25 years at the HIT Julissa Servello Managing Director - Investor Relations 25+ years of experience at the HIT engaging with investors, consultants and stake holders William K. Pierce, CFA Senior Portfolio Manager 10 years of experience in financial markets, managing and trading investments, with 4 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 20 years at the HIT; Leads HIT’s subsidiary, Building America CDE John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 18 years at the HIT Nick Milano General Counsel 30 years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 16 years at the HIT 14

12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 5.51% 2.69% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 5.17% 2.36% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 5.53% 1.25% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 HIT Gross HIT Net Bloomberg Aggregate ^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2025 was 5 . 38% , 0 . 52% , - 0 . 59% , and 1 . 27% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - end 15

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -16% -12% -8% -4% 0% 4% 8% 12% Mar-06 Sep-06 Mar-07 Sep-07 Mar-08 Sep-08 Mar-09 Sep-09 Mar-10 Sep-10 Mar-11 Sep-11 Mar-12 Sep-12 Mar-13 Sep-13 Mar-14 Sep-14 Mar-15 Sep-15 Mar-16 Sep-16 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 Mar-25 HIT Gross Bloomberg Aggregate^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2025 was 5 . 38% , 0 . 52% , - 0 . 59% , and 1 . 27% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate 16

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including, among other things, financial and performance information on Form N - CSR and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] Since Inception [Date] 10 Year 5 Year 3 Year 1 Year [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Net Participant Dollar - Weighted [$xxxxxx] Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2025 was 5 . 38% , 0 . 52% , - 0 . 59% , and 1 . 27% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . [Fund Name] 17

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 18